Summary of significant accounting policies	12 Months Ended
Mar. 31, 2021
Summary of significant accounting policies
Summary of significant accounting policies
2	Summary of significant accounting policies

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries in which the Company, directly or indirectly, has a controlling financial interest. For consolidated subsidiaries where the Company’s ownership is less than 100%, the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company, are presented as non-controlling interests. All significant intercompany balances and transactions have been eliminated on consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimate of stand-alone selling price for each performance obligation in contracts with customers that contain more than one performance obligation, the estimated number of successful match units over the estimated weighted average remaining useful life of donated cord blood units, the useful lives of property, plant and equipment and intangible assets, the recoverability of property, plant and equipment and intangible assets, the collectibility of accounts receivables, and the realizability of inventories and deferred tax assets.

(c)	Foreign currency transactions and translation

The reporting currency of the Company is Renminbi (“RMB”).

The functional currency of Beijing Jiachenhong Biological Technologies Co., Ltd. (“Beijing Jiachenhong”), Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. (“Guangzhou Nuoya”) and Zhejiang Lukou Biotechnology Co., Ltd. (“Zhejiang Lukou”) is RMB and the functional currency of the Company is United States dollars (“US$”). The functional currencies of subsidiaries of the Company outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange (losses)/gains in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities of the Company and subsidiaries outside the PRC denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange (losses)/gains in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses of the Company and subsidiaries outside the PRC are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive losses within shareholders’ equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2021 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.5518, being the spot exchange rate of U.S. dollars in effect on March 31, 2021 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 31, 2021 or at any other date. The U.S. dollars convenience translation is not required under U.S. GAAP.

(d)	Cash and cash equivalents

Cash consists of cash on hand and demand deposits. Cash equivalents include short-term, highly liquid investments with original maturities of three months or less at the date of purchase and readily convertible into known amounts of cash. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2020 and 2021, cash and cash equivalents maintained in the PRC amounted to RMB5,435,526 and RMB6,071,659 (US$926,716), respectively. The Group’s cash and cash equivalents denominated in U.S. dollars, Australian dollars, Renminbi, Hong Kong dollars and Singapore dollars are as follows:

	March 31,
	2020		2021
	Original currency	RMB	Original currency	RMB
U.S. dollars	778	5,547	508	3,339
Australian dollars	4	15	4	17
Renminbi	5,435,559	5,435,559	6,071,697	6,071,697
Hong Kong dollars	32,905	30,088	879	741
Singapore dollars	435	2,164	1	4

Cash and cash equivalents held at financial institutions located in the PRC and Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

(e)	Investment securities

Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings. Where the fair value of an investment in equity securities is not readily determinable, the Group recognizes such investment in other investment, and uses the measurement alternative of cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

For equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For equity investments without readily determinable fair value, at each reporting period, the Group makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Group considers include, but are not limited to, (i) the deterioration of earnings performance, credit rating, asset quality, or business prospects of the investee; (ii) a significant adverse change in the regulatory, economic, or technological environment of the investee; and (iii) a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value and if the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in other expenses equal to the difference between the carrying value and fair value.

Dividend income is recognized in other income when earned.

(f)	Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Group’s revenue recognition policies (Note 2(m)). Installments receivable from subscribers which are due for repayment in over one year under the deferred payment option are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for credit losses. Current accounts receivable does not bear interest.

(g)	Allowance for credit losses

Prior to April 1, 2020, an allowance for credit losses was recorded in the period in which a loss was determined to be probable based on an assessment of historical write-off experience, customer specific facts and economic conditions. Allowance was reversed when the underlying balance of credit losses were subsequently collected. Receivable balances were written off when after all means of collection have been exhausted and the potential for recovery is considered remote.

On April 1, 2020, the Group adopted Accounting Standards Codification Topic 326: Financial Instruments - Credit Losses using the modified retrospective approach with no impact on retained earnings. Upon the adoption, the Group changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost, including accounts receivable and other receivables, as of period ends. After the adoption, losses on accounts receivable are recognized upon origination of the accounts receivable, based on expected credit losses for the life of the accounts receivable.

The Group considers accounts receivable to be delinquent when the balance is past due for one day or more. The Group has identified relevant risk characteristics of accounts receivable which include type of the services the Group provides, nature of the customers or a combination of these characteristics. Accounts receivables with similar risk characteristics have been grouped into pools. For each pool, the Group determines expected credit losses for accounts receivable using an aging schedule as of period ends. The expected credit loss rates under each aging schedule are developed on the basis of historical loss rates from historical observation period, and adjusted to reflect the effects of current and future economic conditions over reasonable and supportable forecast period. After the reasonable and supportable forecast period, the Group applies the immediate reversion method to revert to its historical loss rates for the remaining life of the accounts receivable. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

For non-current accounts receivable, the Group uses the aging of current accounts receivable of individual customers to monitor the credit quality of corresponding non-current accounts receivables. Based on historical experience, the aging of current accounts receivable is the strongest indicator of the credit quality of corresponding non-current accounts receivables. The aging category of non-current accounts receivables is updated quarterly.

For the allowance of other receivables, the Group identifies relevant risk characteristics of related receivables. Other receivables with similar risk characteristics are grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, reasonable and supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. When specific other receivables are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately.

(h)	Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or net realizable value on a weighted-average basis, and recognized as cost of revenues when revenue is recognized. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets. Consumables and supplies are included in inventories and classified as current assets.

(i)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Buildings	37.5 – 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machinery	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 – 5 years

No depreciation expense is provided in respect of construction-in-progress.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and is expensed to cost of revenues when revenue is recognized.

(j)	Intangible assets

Intangible assets represent the operating rights to operate cord blood banks and are stated at the fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset. Amortization expense is recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

(k)	Leases

Prior to the adoption of ASU No. 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance including ASU No. 2017-13, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, and ASU No. 2019-01 (collectively, “Topic 842”), operating leases were not recognized on the balance sheet of the Company, instead, rental expenses with fixed payments were recognized on a straight-line basis over the lease term.

Effective April 1, 2019, the Company adopted Topic 842 using a modified retrospective transition approach for leases that exist at, or are entered into after April 1, 2019, and has not recast the comparative periods presented in the consolidated financial statements. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial cost of revenues incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Company uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Company’s option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the company recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Company recognizes lease expense for these leases on a straight-line basis over the lease terms. In addition, the company has elected not to separate non-lease components (e.g. common area maintenance fees) from lease components.

(l)	Impairment of long-lived assets

Long-lived assets, including property, plant and equipment, operating lease right-of-use assets and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2019, 2020 and 2021.

(m)	Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement (the “Agreement”) signed with the customer, the Group charges separate processing fee and storage fees to the customer and such Agreement provides a storage period of eighteen years. Pursuant to the Agreement, the processing fee is non-refundable unless the cord blood is non-viable for storage, and no penalty is charged to customers for early termination of the cord blood storage service. The Group offers discount to customers from time to time.

The Group recognizes revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The Agreement includes two promised services which are (i) the processing service of cord blood unit; and (ii) the storage service of cord blood unit. As the promise to provide the processing service to subscriber is distinct from the promise to provide the storage service in the contract, two performance obligations are identified in the Agreement. The consideration expected to be received is allocated at contract inception among the performance obligations based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the performance obligation. The Group considers all reasonably available information to allocate the overall arrangement fee to processing and storage services based on their relative selling prices. The Group recognizes processing fee revenue when the performance obligation is satisfied at a point in time, which is upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period as the performance obligation is satisfied over time. The Group believes the methodology of recognizing storage revenues over time meaningfully depicts the timing of storage services delivered to customers as it exerts the necessary efforts to deliver such services equally over time.

During the years ended March 31, 2019, 2020 and 2021, the Group offered its customers three payment options:

(i)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and the annual storage fee in advance at the beginning of each annual period;

(ii)	Payment of the processing fee upon delivery of the cord blood unit to the Group’s premises for processing and an upfront payment of storage fees for a period of eighteen years; and

(iii)	Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each annual period or an upfront payment of storage fees for a period of eighteen years paid by several installments.

Under payment option (ii), it does not contain a financing component, because the difference between the promised consideration and the cash selling price of the service arises for non-finance reasons, the difference is proportional to those non-finance reasons.

Under payment option (iii), the period between fulfillment of the performance obligation of processing services and the receipt of payment is greater than a year, and a significant financing component is present. The promised amount of consideration is discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Group, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. Installments due for payment beyond one year are classified as non-current accounts receivable.

When payment from customers occurs prior to revenue recognition, a contract liability is recorded as deferred revenue on the consolidated balance sheet.

Fees derived from the provision of donated cord blood for transplantation and research are recognized upon the satisfaction of its performance obligation, which is to transfer the control of the promised cord blood unit to the recipient. The transfer of control of the cord blood unit is satisfied at a point in time, which is the delivery of the cord blood unit to the recipient and evidenced by signed acknowledgements.

The Group’s revenues are net of value-added tax collected on behalf of tax authorities at 6% on the invoiced amount in respect of the services rendered.

(n)	Research and development costs

Research and development costs are incurred for research activities conducted to enhance collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. Research and development costs also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs are expensed as incurred.

(o)	Advertising costs

Advertising costs are expensed as incurred and included in sales and marketing expenses in the consolidated statements of comprehensive income in the amount of RMB39,586, RMB49,392 and RMB54,441 (US$8,309) for the years ended March 31, 2019, 2020 and 2021, respectively.

(p)	Employee benefits

Contributions to employee benefits (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit plans.

(q)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, tax loss carry forwards and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

A deferred tax liability is not recognized for the excess of the Group’s financial statements carrying amount over the tax base of its investment in a foreign subsidiary, due to the Company’s plan and intention to reinvest these foreign subsidiaries’ earnings indefinitely.

(r)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(s)	Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to ordinary shareholders is allocated between ordinary shares and participating securities based on contractual participating rights of security to share in undistributed earnings as if all of the earnings had been distributed.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders, as adjusted to exclude any income or expenses related to dilutive ordinary equivalents shares by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of the ordinary shares issuable as scrip dividend. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

(t)	Segment reporting

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM regularly reviews financial information at the operating segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. The Group has one operating segment, as defined by Accounting Standards Codification (“ASC”)Topic 280, Segment Reporting, which is processing and storage of cord blood units. All of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(u)	Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See Note 19 to the consolidated financial statements.

(v)	Recently adopted accounting standards

In February 2016, the FASB issued Topic 842 which requires companies to generally recognize on the balance sheet operating and financing lease liabilities and corresponding right-of-use assets. The standard is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Company adopted this standard on a modified retrospective basis and used the following practical expedients:

-the Company did not reassess if any expired or existing contracts are or contain leases; and

-the Company did not reassess the classification of any expired or existing leases.

The adoption of Topic 842 resulted in the recognition of the right-of-use assets and the lease liabilities for operating lease as of April 1, 2019 of RMB6,883 and RMB5,758, respectively. There was no cumulative effect to the retained earnings as of April 1, 2019.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”) and subsequent amendments to the initial guidance including ASU No. 2018-19, ASU No. 2019-04, and ASU No. 2019-05 (collectively, Topic 326). Topic 326 requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This standard is effective for annual and interim periods beginning after December 15, 2019 and early adoption is permitted for annual and interim periods beginning after December 15, 2018. The Company adopted Topic 326 on April 1, 2020 using the modified retrospective approach with no impact on the retained earnings.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements of fair value measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon the issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. The Company has adopted this standard since April 1, 2020 and the adoption of this standard did not have material impact on its consolidated financial statements.